Supplement dated April 19, 2011 to each prospectus listed below
Fund Name (the “Funds”)	Prospectus(es) Dated
Columbia Retirement Plus 2010 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2015 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2020 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2025 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2030 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2035 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2040 Fund	June 29, 2010	Sept. 27, 2010
Columbia Retirement Plus 2045 Fund	June 29, 2010	Sept. 27, 2010

Columbia Retirement Plus 2010 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds,

Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies
2010 Fund	30-60%	40-70%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2015 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies
2015 Fund	35-65%	35-65%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2020 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies

2020 Fund	40-70%	30-60%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2025 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies
2025 Fund	45-75%	25-55%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2030 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies
2030 Fund	50-80%	20-50%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2035 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies

2035 Fund	55-85%	15-45%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2040 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies

2040 Fund	60-90%	10-40%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

Columbia Retirement Plus 2045 Fund

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) in the Principal Investment Strategies section of the Summary is replaced in its entirety as follows:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of the Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for the Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

The Fund’s neutral asset allocation is based on its target date which is the year in the name of the Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for the Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date.

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine the Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep the Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies

2045 Fund	65-95%	5-35%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table.

For each prospectus, the section “Developing a Neutral Asset Allocation (or “Glide Path”) under the section titled “More Information About the Funds — Choosing Investment Categories and Investing in Underlying Funds” is replaced in its entirety with the following:

DEVELOPING A NEUTRAL ASSET ALLOCATION (OR “GLIDE PATH”)

In making allocation decisions, the investment manager first creates a neutral asset allocation designed for the time horizon of each Fund. The investment manager developed the neutral asset allocation based on analysis of capital markets, long-term returns, risk, and correlation of various asset classes and investment categories, combined with normal retirement ages and life expectancy information. The neutral asset allocation for each Fund varies over time, generally becoming more conservative as the Fund approaches and later moves beyond its target date. The manner in which the neutral asset allocation changes over time is also known as the Fund’s “Glide Path.” The allocations reflected in Table 1 are also referred to as “neutral” allocations because they do not reflect tactical decisions made by the investment manager to over or underweight a particular asset class or investment category.

Each Fund’s neutral asset allocation is based on a target date which is the year in the name of each Fund. The target date assumes a normal retirement age of 65, and time horizons based on current longevity of persons reaching retirement in average health. The neutral allocations also assume a periodic stream of income continuing past retirement. Currently, the neutral asset allocation for each Fund is 80% of its assets in equities until about 35 years prior to the target date. At that point, the equity allocation reduces gradually, reaching 40% of the Fund’s assets in equities at the target date and approximately 0% of assets in equities 20 years after the target date. Choosing a Fund targeting an earlier date represents a more conservative choice (i.e., less equities); choosing a Fund targeting a later date represents a more aggressive choice (i.e., more equities).

Table 1 shows the Glide Path, and illustrates how the allocation among various asset classes changes over time.

Table 1: Neutral Asset Allocation Over Time “Glide Path”

Based on the investment manager’s analysis of capital markets and other factors described above, the investment manager currently intends to invest in 12 different asset categories. The fixed income investment categories include: U.S. investment grade bonds, Treasury Inflation Protected Securities (TIPS), global bonds, emerging markets bonds, U.S. high yield bonds, and cash equivalents. The equity investment categories currently include: international equities, U.S. mid and small cap equities, U.S. large cap equities and REITS. Other investment categories include convertibles and alternative investments.

The investment manager may choose to modify the Funds’ neutral asset allocations, based on its analysis of changes in capital markets and/or life expectancy. These changes may include adding or removing specific asset categories, and increasing or decreasing the neutral asset allocation to any individual asset category. Any such change is expected to occur infrequently, and would only be implemented with the approval of the Funds’ Board of Trustees.

Performing Tactical Asset Allocation

The investment manager uses quantitative models combined with qualitative factors, including macroeconomic indicators and capital markets measurements, to determine how each Fund’s current allocations will differ from the neutral asset allocation. Typically, tactical asset allocation changes will be made monthly to refine each Fund’s positioning.

In making these tactical asset allocation changes, the investment manager will keep each Fund’s asset allocations within certain asset class ranges. The current ranges are shown in Table 2.

Table 2. Asset Class Ranges by Fund

Asset Class
Target Allocation Range — Under Normal Market Conditions*
Fixed Income, Cash and
Alternative Investment
Fund	Equity	Strategies

2010 Fund	30-60%	40-70%
2015 Fund	35-65%	35-65%
2020 Fund	40-70%	30-60%
2025 Fund	45-75%	25-55%
2030 Fund	50-80%	20-50%
2035 Fund	55-85%	15-45%
2040 Fund	60-90%	10-40%
2045 Fund	65-95%	5-35%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.

Choosing Investment Categories and Investing in Underlying Funds

After determining the current asset class allocation for each Fund, the investment manager then determines the amount each Fund will invest in eligible underlying funds. Table 3 below identifies the particular underlying fund currently considered to be representative of the investment category. Therefore, allocation to a specified investment category is currently anticipated to result in an allocated investment to the corresponding eligible underlying fund. The Fund’s Form N-Q filings with the SEC show actual asset and category allocations as of certain fiscal quarter-ends. These filings can be found at the SEC website at http://www.sec.gov or can be obtained without charge, upon request, by calling 800.345.6611.

Table 3. Investment Category Ranges by Fund

Fund
Target Allocation Range — Under Normal Market Conditions*
Asset Class
(Target Ranges set			2010	2015	2020	2025	2030	2035	2040	2045
forth in Table 2)	Investment Category	Eligible Underlying Fund**	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Fixed Income,	U.S. Investment Grade Bonds	Columbia Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%
Cash and Alternative
Investment Strategies

		Columbia Diversified Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Limited Duration Credit Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Corporate Income Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Intermediate Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Short Term Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia U.S. Government Mortgage Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	TIPS/Government Bonds	Columbia Inflation Protected Securities Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia U.S. Treasury Index Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	Global Bonds	Columbia Global Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia International Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	U.S. High Yield Bonds	Columbia High Yield Bond Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Income Opportunities Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	Floating Rate	Columbia Floating Rate Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	Cash Equivalents	Columbia Money Market Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

	Alternative Investment Strategies	Columbia Absolute Return Currency and Income Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Absolute Return Emerging Markets Macro Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Absolute Return Multi-Strategy Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia Absolute Return Enhanced Multi-Strategy Fund	0-70%	0-65%	0-60%	0-55%	0-50%	0-45%	0-40%	0-35%

		Columbia 120/20 Contrarian Equity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Convertible Securities Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

Equity	International Equities	Columbia Emerging Markets Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Multi-Advisor International Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Acorn International Select	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Marsico International Opportunities Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia International Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Seligman Global Technology Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Emerging Markets Opportunity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia European Equity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Global Equity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Acorn International	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Global Extended Alpha Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Multi Advisor International Equity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Asia Pacific ex-Japan Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Pacific Asia Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Overseas Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

Fund
Target Allocation Range — Under Normal Market Conditions*
Asset Class
(Target Ranges set			2010	2015	2020	2025	2030	2035	2040	2045
forth in Table 2)	Investment Category	Eligible Underlying Fund**	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
	U.S. Mid and Small Cap Equities	Columbia Multi-Advisor Small Cap Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Frontier Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Small Cap Core Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Small Cap Growth Fund I	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Small Cap Value Fund I	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Small Cap Value Fund II	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Select Smaller-Cap Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		RiverSource Disciplined Small and Mid Cap Equity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Acorn USA	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Dividend Opportunity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Equity Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Mid Cap Growth Opportunity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Mid Cap Growth Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Acorn Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Mid-Cap Index Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Mid-Cap Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Mid Cap Value Opportunity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Acorn Select	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

	U.S. Large Cap Equities	Columbia Large Core Quantitative Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Large Growth Quantitative Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Large Value Quantitative Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Dividend Income Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Large Cap Growth Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Contrarian Core Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Diversified Equity Income Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Select Large-Cap Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Select Large-Cap Growth Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Strategic Investor Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Value and Restructuring Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Large Cap Enhanced Core Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Large Cap Core Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Large Cap Value Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Marsico Flexible Capital Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Marsico Focused Equities Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Marsico Growth Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Seligman Communications and Information Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Recovery and Infrastructure Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Real Estate Equity Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Strategic Allocation Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

		Columbia Energy and Natural Resources Fund	0-60%	0-65%	0-70%	0-75%	0-80%	0-85%	0-90%	0-95%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table.

**	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

The Board of Trustees of each Fund has the authority to combine the Funds with other funds in the Fund Family without seeking shareholder vote. While not expected to do so prior to the target date, they may do so after that date based on factors such as the similarity of the Funds’ holdings, the relative size of the Funds, the opportunity the Funds have to meet their investment objectives, and other factors.

For each prospectus, the section titled “More Information About the Funds — Certain Principal Risks of the Underlying Funds” is amended by adding the following:

Short Selling Risk. The underlying fund may make short sales, which involves selling a security or other asset it does not own in anticipation that the instrument’s price will decline. Short positions introduce more risk to the underlying fund than long positions (where the underlying fund owns the instrument) because the maximum sustainable loss on an instrument purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum price of the shorted instrument when purchased in the open market. Therefore, in theory, securities or other assets sold short have unlimited risk. The underlying fund’s use of short sales in effect “leverages” the underlying fund, as the underlying fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the underlying fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the underlying fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.

For each prospectus, Appendix A, Underlying Funds-Investment Objectives and Strategies, is amended by adding the following information:

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

Columbia Overseas Value Fund	Under normal circumstances, the Fund invests at least 80% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Underlying Funds	Investment Objectives and Strategies
Alternative Investment Strategies

Columbia Absolute Return Emerging Markets Macro Fund	The Fund is a non-diversified fund that, under normal market conditions, pursues its investment objective by investing at least 80% of its net assets in long and short positions in sovereign debt obligations, currencies and/or interest rates of emerging market countries. The Fund may invest directly in debt of emerging market countries, including sovereign and quasi-sovereign (e.g., government agencies or instrumentalities) debt, denominated in the local or other foreign currencies or the U.S. dollar. The Fund may also invest indirectly in such debt, or invest in emerging market currencies and local market interest rates through derivatives such as credit default swaps, interest rate swaps and currency futures, options and forwards. Additionally, the Fund may invest up to 20% of its assets in positions in debt securities, currencies or interest rates of non-emerging market countries. The Fund may invest without limitation in lower quality obligations often called “junk bonds.” The Fund may count the gross notional value of its derivative transactions towards the above 80% policy.

Columbia Absolute Return Enhanced Multi-Strategy Fund	The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic equities (including common stock, preferred stock and convertible securities), equity futures, index futures, swaps, fixed-income securities (including sovereign and quasi-sovereign debt obligations and fixed income futures), currency forwards and futures and other commodity-related investments, and exchange traded funds (ETFs). Actual long and short exposures will vary over time.

Columbia Absolute Return Multi-Strategy Fund	The Fund pursues positive (absolute) returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit fixed income market risk (commonly referred to as beta) through various investment and hedging strategies. The Fund’s investments and strategies are expected to employ both long and short positions in foreign and domestic fixed income securities (including sovereign and quasi-sovereign debt obligations), swaps, fixed income futures, equity futures, index futures, currency forwards and futures, other commodity-related investments, equities (including common stock, preferred stock and convertible securities) and exchange traded funds (ETFs). Actual long and short exposures will vary over time.

For each prospectus, Appendix B, Underlying Funds-Risks, is amended by adding the following information:

Short Selling Risk. The underlying fund may make short sales, which involves selling a security or other asset it does not own in anticipation that the instrument’s price will decline. The underlying fund must borrow those instruments to make delivery to the buyer. The underlying fund may not always be able to borrow an instrument it wants to sell short. The underlying fund will suffer a loss if it sells an instrument short and the value of the instrument rises rather than falls. It is possible that the underlying fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the underlying fund. Short sales expose the underlying fund to the risk that it will be required to buy the instrument sold short (also known as “covering” the short position) at a time when the instrument has appreciated in value, thus resulting in a loss to the underlying fund. The underlying fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the underlying fund to realize a loss. Short positions introduce more risk to the underlying fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the instrument plus the transaction costs, whereas there is no maximum attainable price of the shorted instrument. Therefore, in theory, instruments sold short have unlimited risk. Additionally, the underlying fund’s use of short sales in effect “leverages” it, as the underlying fund may use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the underlying fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See also Leverage Risk and Market Risk. In addition, the underlying fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the instrument.

Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

The biggest risks associated with sovereign debt include Credit Risk, Risks of Foreign Investing and Emerging Markets Risk.

S-6507-13 A (4/11)
Valid until next prospectus update